Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q1PH

Schedules of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 7
Notes to Schedules of Investments 10

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2023
Foreign Smaller Companies Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 93.1%
Austria 1.3%
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 33,827 $ 1,043,540
a
DO & CO AG ................... Commercial Services & Supplies 17,073 1,999,344
3,042,884
Bahamas 1.5%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 305,694 3,665,271
Belgium 3.0%
Barco NV ...................... Electronic Equipment, Instruments &
Components 161,244 4,806,410
a,b
Kinepolis Group NV .............. Entertainment 45,167 2,323,932
7,130,342
Brazil 2.5%
Camil Alimentos SA ............... Food Products 1,260,000 1,690,508
a
Dexco SA ...................... Paper & Forest Products 907,100 1,052,374
M Dias Branco SA ................ Food Products 391,300 1,947,119
Tres Tentos Agroindustrial SA ....... Food Products 531,000 1,279,228
5,969,229
Canada 3.2%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 56,400 1,084,519
Canadian Western Bank ........... Banks 173,617 3,180,495
Computer Modelling Group Ltd. ...... Energy Equipment & Services 446,904 2,400,505
b
North West Co., Inc. (The) .......... Consumer Staples Distribution & Retail 37,400 1,045,684
7,711,203
China 1.9%
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 991,500 1,134,951
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 2,595,623 3,305,912
4,440,863
Denmark 0.6%
Matas A/S ...................... Specialty Retail 107,312 1,316,068
Finland 2.5%
Anora Group OYJ ................ Beverages 150,787 906,145
b
Fiskars OYJ Abp ................. Household Durables 99,126 1,691,517
Huhtamaki OYJ .................. Containers & Packaging 87,731 3,259,331
5,856,993
Germany 6.8%
b
Adesso SE ..................... IT Services 11,516 1,843,715
b
Gerresheimer AG ................ Life Sciences Tools & Services 46,025 4,563,869
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 85,618 2,917,885
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 124,594 2,039,981
Rational AG .................... Machinery 3,387 2,276,796
Stabilus SE ..................... Machinery 35,148 2,457,325
16,099,571
Greece 0.9%
JUMBO SA ..................... Specialty Retail 102,899 2,183,628
Hong Kong 2.5%
Techtronic Industries Co. Ltd. ....... Machinery 212,000 2,297,029
Value Partners Group Ltd. .......... Capital Markets 4,398,000 1,399,176

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Hong Kong (continued)
VTech Holdings Ltd. .............. Communications Equipment 391,100 $ 2,340,588
6,036,793
India 0.5%
a
Exide Industries Ltd. .............. Automobile Components 603,254 1,309,970
Israel 0.6%
a,d
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 82,133 1,397,205
Italy 9.3%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 29,648 2,941,715
c
Carel Industries SpA, 144A, Reg S ... Building Products 60,298 1,645,840
a
Intercos SpA .................... Personal Care Products 117,686 1,698,840
Interpump Group SpA ............. Machinery 84,183 4,721,046
Sanlorenzo SpA ................. Leisure Products 103,862 4,513,343
a,b
Seco SpA ...................... Technology Hardware, Storage & Peripherals 386,177 1,906,224
c
Technogym SpA, 144A, Reg S ...... Leisure Products 514,916 4,580,985
22,007,993
Japan 18.2%
Anicom Holdings, Inc. ............. Insurance 219,400 847,464
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 172,100 4,902,910
Bunka Shutter Co. Ltd. ............ Building Products 160,700 1,343,993
CKD Corp. ..................... Machinery 55,100 899,847
Fuji Oil Holdings, Inc. ............. Food Products 64,900 943,239
Glory Ltd. ...................... Machinery 56,700 1,241,357
Hosokawa Micron Corp. ........... Machinery 63,300 1,388,228
Idec Corp. ...................... Electrical Equipment 93,900 2,447,086
IDOM, Inc. ..................... Specialty Retail 333,900 2,161,050
Meitec Corp. .................... Professional Services 198,100 3,547,426
Nichiha Corp. ................... Building Products 159,100 3,254,781
Nihon Parkerizing Co. Ltd. .......... Chemicals 65,700 493,925
Nissei ASB Machine Co. Ltd. ........ Machinery 54,700 1,623,457
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 133,800 1,174,619
Sato Holdings Corp. .............. Commercial Services & Supplies 117,500 1,946,952
Shima Seiki Manufacturing Ltd. ...... Machinery 169,200 2,415,657
Shoei Co. Ltd. ................... Automobile Components 47,700 1,002,390
Square Enix Holdings Co. Ltd. ....... Entertainment 24,300 1,167,930
TechnoPro Holdings, Inc. .......... Professional Services 131,300 3,642,285
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 153,200 2,073,350
Tsubakimoto Chain Co. ............ Machinery 54,700 1,332,123
Tsumura & Co. .................. Pharmaceuticals 145,800 2,899,736
Zojirushi Corp. .................. Household Durables 34,100 411,926
43,161,731
Netherlands 1.1%
Flow Traders Ltd. ................ Capital Markets 91,800 2,660,288
Norway 2.2%
a
PhotoCure ASA .................. Pharmaceuticals 187,693 1,082,787
TGS ASA ...................... Energy Equipment & Services 233,191 4,197,769
5,280,556
Philippines 1.0%
Century Pacific Food, Inc. .......... Food Products 4,898,200 2,332,863

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Portugal 0.6%
Corticeira Amorim SGPS SA ........ Containers & Packaging 123,050 $ 1,334,539
South Korea 4.3%
BNK Financial Group, Inc. .......... Banks 260,142 1,300,352
DGB Financial Group, Inc. .......... Banks 377,497 1,997,631
Hite Jinro Co. Ltd. ................ Beverages 91,476 1,572,459
i-SENS, Inc. .................... Health Care Equipment & Supplies 179,460 2,388,606
NHN KCP Corp. ................. Financial Services 108,411 1,052,664
NongShim Co. Ltd. ............... Food Products 6,960 2,015,916
10,327,628
Sweden 3.4%
c
Dometic Group AB, 144A .......... Automobile Components 302,047 1,844,351
Electrolux Professional AB, B ....... Machinery 297,384 1,559,057
Granges AB .................... Metals & Mining 288,337 2,750,704
c
Thule Group AB, 144A, Reg S ....... Leisure Products 75,997 1,874,525
8,028,637
Switzerland 4.1%
Bucher Industries AG ............. Machinery 8,636 4,039,375
Logitech International SA .......... Technology Hardware, Storage & Peripherals 21,508 1,248,755
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 14,250 1,546,733
Siegfried Holding AG .............. Life Sciences Tools & Services 3,812 2,804,809
9,639,672
Taiwan 8.1%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 797,037 2,488,374
Giant Manufacturing Co. Ltd. ........ Leisure Products 186,482 1,081,313
Johnson Health Tech Co. Ltd. ....... Leisure Products 763,000 1,673,594
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 2,433,000 3,879,910
Merida Industry Co. Ltd. ........... Leisure Products 292,000 1,620,229
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 289,000 1,370,351
Nien Made Enterprise Co. Ltd. ...... Household Durables 116,000 1,246,016
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 689,000 1,366,435
Shin Zu Shing Co. Ltd. ............ Machinery 416,000 1,188,290
Topkey Corp. ................... Leisure Products 198,000 1,362,638
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 556,000 2,042,868
19,320,018
Thailand 1.7%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 1,684,600 2,484,160
Major Cineplex Group PCL ......... Entertainment 3,391,700 1,678,773
4,162,933
United Kingdom 9.9%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 1,984,422 1,804,310
Greggs plc ..................... Hotels, Restaurants & Leisure 84,587 2,905,027
c
Ibstock plc, 144A, Reg S ........... Construction Materials 1,189,109 2,530,581
Johnson Service Group plc ......... Commercial Services & Supplies 790,226 1,193,280
Man Group plc .................. Capital Markets 1,231,207 3,587,073
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 79,476 2,456,141
Pagegroup plc .................. Professional Services 399,255 2,247,988
Rathbones Group plc ............. Capital Markets 116,199 2,751,760
VIDENDUM plc .................. Household Durables 120,966 1,321,786

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 13 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a,c
Watches of Switzerland Group plc, 144A Specialty Retail 259,981 $ 2,622,415
23,420,361
United States 1.4%
Axis Capital Holdings Ltd. .......... Insurance 19,880 1,083,858
a
IMAX Corp. ..................... Entertainment 123,016 2,359,447
3,443,305
Total Common Stocks (Cost $169,252,637) .....................................
221,280,544
a
Management Investment Companies 2.0%
United States 2.0%
iShares MSCI EAFE Small-Cap ETF .. Capital Markets 79,874 4,753,302
Total Management Investment Companies (Cost $4,627,101) .....................
4,753,302
Warrants
a a a a a
Warrants 0.3%
Bahamas 0.3%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 202,835 474,634
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 59,949 140,281
614,915
Total Warrants (Cost $221,371) ................................................
614,915
Total Long Term Investments (Cost $174,101,109) ...............................
226,648,761
Short Term Investments 3.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.4%
United States 3.4%
e
FHLB, 4/03/23 .................. 8,100,000 8,100,000
Total U.S. Government and Agency Securities (Cost $8,098,043) ..................
8,100,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 959,856 959,856
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$959,856) ...................................................................
959,856
a a a a a
Total Short Term Investments (Cost $9,057,899 ) .................................
9,059,856
a a a
Total Investments (Cost $183,159,008) 99.2% ...................................
$235,708,617
Other Assets, less Liabilities 0.8% .............................................
1,880,048
Net Assets 100.0% ...........................................................
$237,588,665
a a a

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $19,820,362, representing 8.3% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2023
International Equity Series
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 97.2%
Belgium 1.7%
Anheuser-Busch InBev SA/NV ...... Beverages 50,099 $ 3,339,748
Canada 2.7%
GFL Environmental, Inc. ........... Commercial Services & Supplies 152,600 5,255,544
Chile 1.4%
Antofagasta plc .................. Metals & Mining 135,942 2,662,977
China 1.3%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 12,953 2,415,411
France 11.7%
Cie de Saint-Gobain .............. Building Products 48,382 2,750,334
Danone SA ..................... Food Products 63,419 3,946,342
Eiffage SA ...................... Construction & Engineering 30,799 3,333,098
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 131,433 7,750,136
Veolia Environnement SA .......... Multi-Utilities 151,067 4,661,720
22,441,630
Germany 14.6%
Bayer AG ...................... Pharmaceuticals 48,793 3,117,119
Continental AG .................. Automobile Components 32,200 2,412,839
Deutsche Boerse AG .............. Capital Markets 18,420 3,586,727
Deutsche Telekom AG ............. Diversified Telecommunication Services 347,406 8,418,834
a
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 74,136 3,146,791
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 76,988 3,161,674
SAP SE ....................... Software 32,374 4,088,071
27,932,055
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 82,375 1,719,879
Ireland 2.0%
CRH plc ....................... Construction Materials 77,476 3,914,290
Japan 15.8%
Hitachi Ltd. ..................... Industrial Conglomerates 71,200 3,913,791
Honda Motor Co. Ltd. ............. Automobiles 128,800 3,407,423
Isuzu Motors Ltd. ................ Automobiles 277,100 3,312,118
Komatsu Ltd. ................... Machinery 124,800 3,098,644
Nitori Holdings Co. Ltd. ............ Specialty Retail 17,800 2,149,886
Sony Group Corp. ................ Household Durables 39,100 3,561,897
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 79,900 3,057,748
Sumitomo Mitsui Financial Group, Inc. . Banks 138,900 5,559,278
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 18,000 2,199,321
30,260,106
Netherlands 6.6%
ING Groep NV .................. Banks 245,256 2,912,634
SBM Offshore NV ................ Energy Equipment & Services 129,980 1,929,956
Shell plc ....................... Oil, Gas & Consumable Fuels 276,270 7,873,947
12,716,537
Singapore 1.9%
United Overseas Bank Ltd. ......... Banks 160,600 3,602,104
South Korea 4.4%
KB Financial Group, Inc. ........... Banks 55,804 2,030,815
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 99,056 4,880,943

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Shinhan Financial Group Co. Ltd. .... Banks 56,189 $ 1,520,948
8,432,706
Spain 1.8%
Red Electrica Corp. SA ............ Electric Utilities 196,016 3,449,317
Switzerland 1.7%
Adecco Group AG ................ Professional Services 91,813 3,344,475
Taiwan 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 205,492 3,591,674
Thailand 0.9%
Kasikornbank PCL ............... Banks 434,100 1,683,942
United Kingdom 20.0%
AstraZeneca plc ................. Pharmaceuticals 31,364 4,345,971
BAE Systems plc ................ Aerospace & Defense 344,203 4,163,865
BP plc ......................... Oil, Gas & Consumable Fuels 1,355,576 8,568,646
Compass Group plc .............. Hotels, Restaurants & Leisure 99,891 2,510,620
DS Smith plc .................... Containers & Packaging 664,233 2,586,282
Lloyds Banking Group plc .......... Banks 8,573,119 5,040,961
Smith & Nephew plc .............. Health Care Equipment & Supplies 268,360 3,730,652
Standard Chartered plc ............ Banks 224,988 1,705,337
Unilever plc ..................... Personal Care Products 74,030 3,836,474
WH Smith plc ................... Specialty Retail 103,978 1,924,840
38,413,648
United States 5.9%
Haleon plc ..................... Personal Care Products 762,182 3,027,966
b
ICON plc ....................... Life Sciences Tools & Services 13,700 2,926,183
Sanofi SA ...................... Pharmaceuticals 49,518 5,371,897
11,326,046
Total Common Stocks (Cost $141,921,563) .....................................
186,502,089
a a a a a
Escrows and Litigation Trusts 0.0%
b,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $141,921,563) ...............................
186,502,089

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following futures contracts outstanding.
Short Term Investments 1.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.7%
United States 1.7%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 3,215,878 $ 3,215,878
Total Money Market Funds (Cost $3,215,878) ...................................
3,215,878
a a a a a
Total Short Term Investments (Cost $3,215,878 ) .................................
3,215,878
a a a
Total Investments (Cost $145,137,441) 98.9% ...................................
$189,717,967
Other Assets, less Liabilities 1.1% .............................................
2,073,012
Net Assets 100.0% ...........................................................
$191,790,979
a a a
a
A portion or all of the security is on loan at March 31, 2023.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,096,500 6/16/23 $ 51,966
Total Futures Contracts ...................................................................... $51,966
*
As of period end.

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S.GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds’ administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2023, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $4,656,168 $5,426,686 $(9,122,998) $— $— $959,856 959,856 $35,857
Total Affiliated Securities ... $4,656,168 $5,426,686 $(9,122,998) $— $— $959,856 $35,857
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 7,572,866 $ 14,403,824 $ (18,760,812) $ — $ — $ 3,215,878 3,215,878 $ 40,088
Total Affiliated Securities ... $7,572,866 $14,403,824 $(18,760,812) $— $— $3,215,878 $40,088
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ — $ 3,042,884 $ — $ 3,042,884
Bahamas ............................. 3,665,271 — — 3,665,271
Belgium .............................. — 7,130,342 — 7,130,342
Brazil ................................ 5,969,229 — — 5,969,229
Canada .............................. 7,711,203 — — 7,711,203
China ............................... — 4,440,863 — 4,440,863
Denmark ............................. — 1,316,068 — 1,316,068
Finland .............................. — 5,856,993 — 5,856,993
Germany ............................. — 16,099,571 — 16,099,571
Greece .............................. — 2,183,628 — 2,183,628
Hong Kong ........................... — 6,036,793 — 6,036,793
India ................................ — 1,309,970 — 1,309,970
Israel ................................ — 1,397,205 — 1,397,205
Italy ................................. 1,698,840 20,309,153 — 22,007,993
Japan ............................... — 43,161,731 — 43,161,731
Netherlands ........................... 2,660,288 — — 2,660,288
Norway .............................. — 5,280,556 — 5,280,556
Philippines ............................ 2,332,863 — — 2,332,863
Portugal .............................. 1,334,539 — — 1,334,539
South Korea .......................... — 10,327,628 — 10,327,628
Sweden .............................. — 8,028,637 — 8,028,637
Switzerland ........................... 1,248,755 8,390,917 — 9,639,672
Taiwan ............................... — 19,320,018 — 19,320,018
Thailand ............................. — 4,162,933 — 4,162,933
United Kingdom ........................ 7,984,312 15,436,049 — 23,420,361
United States .......................... 3,443,305 — — 3,443,305
Management Investment Companies ......... 4,753,302 — — 4,753,302
Warrants .............................. 614,915 — — 614,915
Short Term Investments ................... 959,856 8,100,000 — 9,059,856
Total Investments in Securities ........... $44,376,678 $191,331,939
a
$— $235,708,617
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 3,339,748 — 3,339,748
Canada .............................. 5,255,544 — — 5,255,544
Chile ................................ — 2,662,977 — 2,662,977
China ............................... 2,415,411 — — 2,415,411
France ............................... — 22,441,630 — 22,441,630
Germany ............................. — 27,932,055 — 27,932,055
Hungary ............................. — 1,719,879 — 1,719,879
Ireland ............................... — 3,914,290 — 3,914,290
Japan ............................... — 30,260,106 — 30,260,106
Netherlands ........................... — 12,716,537 — 12,716,537
Singapore ............................ — 3,602,104 — 3,602,104
4. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
South Korea .......................... $ — $ 8,432,706 $ — $ 8,432,706
Spain ................................ — 3,449,317 — 3,449,317
Switzerland ........................... — 3,344,475 — 3,344,475
Taiwan ............................... — 3,591,674 — 3,591,674
Thailand ............................. — 1,683,942 — 1,683,942
United Kingdom ........................ — 38,413,648 — 38,413,648
United States .......................... 2,926,183 8,399,863 — 11,326,046
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 3,215,878 — — 3,215,878
Total Investments in Securities ........... $13,813,016 $175,904,951
c
$— $189,717,967
Other Financial Instruments:
Futures contracts ........................ $ 51,966 $ — $ — $ 51,966
Total Other Financial Instruments ......... $51,966 $— $— $51,966
a
Includes foreign securities valued at $183,231,939, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value at March 31, 2023.
c
Includes foreign securities valued at $175,904,951, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FHLB
Federal Home Loan Banks
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.